Pension and Postretirement Benefit Plans Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2014		Dec. 28, 2013		Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%		100.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	6.00%		12.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	27.00%		30.00%
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	67.00%		58.00%
Pension Plans | Total
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 268,221		$ 243,153
Pension Plans | Total | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,904		28,671
Pension Plans | Total | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72,959		72,919
Pension Plans | Total | U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,191	[1]	16,566	[2]
Pension Plans | Total | U.S mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,190	[3]	16,233	[4]
Pension Plans | Total | Global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,829	[5]	37,697
Pension Plans | Total | Emerging markets (d)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	749	[6]	2,423	[7]
Pension Plans | Total | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188,335		140,333
Pension Plans | Total | U.S. fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68,036	[8]	43,069
Pension Plans | Total | Foreign fixed income funds (f)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	120,299	[9]	97,264	[10]
Pension Plans | Total | 524292 Third Party Administration of Insurance and Pension Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,023		1,230
Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34,366		69,421
Pension Plans | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,979		27,803
Pension Plans | Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,448		30,588
Pension Plans | Level 1 | U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,269	[1]	11,023	[2]
Pension Plans | Level 1 | U.S mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,413	[3]	4,993	[4]
Pension Plans | Level 1 | Global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,017	[5]	13,489
Pension Plans | Level 1 | Emerging markets (d)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	749	[6]	1,083	[7]
Pension Plans | Level 1 | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,939		11,030
Pension Plans | Level 1 | U.S. fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,939	[8]	11,030
Pension Plans | Level 1 | Foreign fixed income funds (f)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[9]	0	[10]
Pension Plans | Level 1 | 524292 Third Party Administration of Insurance and Pension Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	230,832		167,795
Pension Plans | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,925		868
Pension Plans | Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,511		42,331
Pension Plans | Level 2 | U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,922	[1]	5,543	[2]
Pension Plans | Level 2 | U.S mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,777	[3]	11,240	[4]
Pension Plans | Level 2 | Global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,812	[5]	24,208
Pension Plans | Level 2 | Emerging markets (d)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[6]	1,340	[7]
Pension Plans | Level 2 | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	186,396		124,596
Pension Plans | Level 2 | U.S. fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66,097	[8]	27,332
Pension Plans | Level 2 | Foreign fixed income funds (f)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	120,299	[9]	97,264	[10]
Pension Plans | Level 2 | 524292 Third Party Administration of Insurance and Pension Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Pension Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,023		5,937
Pension Plans | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Pension Plans | Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Pension Plans | Level 3 | U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[2]
Pension Plans | Level 3 | U.S mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[3]	0	[4]
Pension Plans | Level 3 | Global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[5]	0
Pension Plans | Level 3 | Emerging markets (d)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[6]	0	[7]
Pension Plans | Level 3 | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		4,707
Pension Plans | Level 3 | U.S. fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[8]	4,707
Pension Plans | Level 3 | Foreign fixed income funds (f)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[9]	0	[10]
Pension Plans | Level 3 | 524292 Third Party Administration of Insurance and Pension Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,023		1,230
U.S. Plans Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 104,058		$ 98,822		$ 12,172

[1]	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.
[2]	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.
[3]	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.
[4]	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.
[5]	This category consists of commingled and registered mutual funds that invest in equity securities of both U.S. and foreign companies. It includes actively managed funds
[6]	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.
[7]	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.
[8]	This category consists of actively managed funds that invest in investment-grade bonds of U.S. issuers from diverse industries and U.S. government bonds and treasury notes.
[9]	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds.
[10]	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds